INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Schedule Of Income Tax Disclosure [Line Items]
PRC	$ 142,900	$ 134,657	$ 97,931
Non-PRC	(5,158)	(9,430)	(6,619)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ 137,742	$ 125,227	$ 91,312